Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2019 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $99,064,341 and the Fund owned 58.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.8%
Boeing Co. (The)	2,976	$1,015,352
Raytheon Co.	11,121	2,027,247

		$3,042,599

Auto Components — 0.9%
Aptiv PLC	17,499	$1,533,787

		$1,533,787

Beverages — 2.3%
Coca-Cola Co. (The)	29,800	$1,568,374
Constellation Brands, Inc., Class A	12,006	2,363,021

		$3,931,395

Biotechnology — 2.2%
Celgene Corp.(1)	7,740	$710,996
Vertex Pharmaceuticals, Inc.(1)	18,054	3,008,158

		$3,719,154

Building Products — 1.7%
Fortune Brands Home & Security, Inc.	53,122	$2,918,523

		$2,918,523

Capital Markets — 2.6%
Charles Schwab Corp. (The)	68,069	$2,941,942
S&P Global, Inc.	5,966	1,461,372

		$4,403,314

Chemicals — 3.2%
Celanese Corp.	14,828	$1,663,257
Ecolab, Inc.	10,051	2,027,588
Sherwin-Williams Co. (The)	3,564	1,828,475

		$5,519,320

Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	16,156	$1,465,672

		$1,465,672

Electrical Equipment — 1.8%
AMETEK, Inc.	34,300	$3,073,623

		$3,073,623

Entertainment — 3.4%
Netflix, Inc.(1)	9,717	$3,138,494
Walt Disney Co. (The)	18,526	2,649,403

		$5,787,897

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	37,013	$1,309,150

		$1,309,150

Security	Shares	Value
Food Products — 1.0%
Lamb Weston Holdings, Inc.	8,540	$573,205
Mondelez International, Inc., Class A	21,503	1,150,195

		$1,723,400

Health Care Equipment & Supplies — 4.0%
Align Technology, Inc.(1)	2,983	$623,686
Danaher Corp.	11,868	1,667,454
ICU Medical, Inc.(1)	2,257	574,271
Intuitive Surgical, Inc.(1)	3,687	1,915,433
Stryker Corp.	9,839	2,064,025

		$6,844,869

Health Care Providers & Services — 2.4%
Amedisys, Inc.(1)	4,463	$615,403
Anthem, Inc.	5,766	1,698,721
UnitedHealth Group, Inc.	6,829	1,700,490

		$4,014,614

Hotels, Restaurants & Leisure — 0.3%
Drive Shack, Inc.(1)	83,565	$436,209

		$436,209

Interactive Media & Services — 15.8%
Alphabet, Inc., Class A(1)	4,500	$5,481,900
Alphabet, Inc., Class C(1)	5,402	6,572,505
Facebook, Inc., Class A(1)	37,408	7,265,756
IAC/InterActiveCorp.(1)	8,636	2,064,436
Pinterest, Inc., Class A(1)	30,000	869,700
Twitter, Inc.(1)	110,110	4,658,754

		$26,913,051

Internet & Direct Marketing Retail — 9.0%
Amazon.com, Inc.(1)	7,501	$14,002,717
Booking Holdings, Inc.(1)	735	1,386,658

		$15,389,375

IT Services — 10.1%
Fiserv, Inc.(1)	13,974	$1,473,279
GoDaddy, Inc., Class A(1)	61,194	4,490,416
Okta, Inc.(1)	28,064	3,671,613
Visa, Inc., Class A	42,000	7,476,000

		$17,111,308

Life Sciences Tools & Services — 0.6%
Illumina, Inc.(1)	3,432	$1,027,472

		$1,027,472

Multiline Retail — 0.5%
Dollar Tree, Inc.(1)	9,018	$917,581

		$917,581

Oil, Gas & Consumable Fuels — 1.3%
Devon Energy Corp.	40,020	$1,080,540
EOG Resources, Inc.	13,394	1,149,875

		$2,230,415

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	11,555	$2,128,315

		$2,128,315

Security	Shares	Value
Pharmaceuticals — 2.8%
Eli Lilly & Co.	13,033	$1,419,945
Zoetis, Inc.	29,530	3,392,702

		$4,812,647

Road & Rail — 3.5%
J.B. Hunt Transport Services, Inc.	14,100	$1,443,417
Norfolk Southern Corp.	10,434	1,994,146
Uber Technologies, Inc.(1)	18,233	768,339
Union Pacific Corp.	10,178	1,831,531

		$6,037,433

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.	5,289	$1,533,757
Monolithic Power Systems, Inc.	29,169	4,321,679
Texas Instruments, Inc.	19,463	2,433,070

		$8,288,506

Software — 10.8%
Adobe, Inc.(1)	21,593	$6,453,284
Intuit, Inc.	6,414	1,778,666
Microsoft Corp.	15,780	2,150,340
Palo Alto Networks, Inc.(1)	8,192	1,855,816
Proofpoint, Inc.(1)	7,763	979,691
salesforce.com, inc.(1)	33,800	5,222,100

		$18,439,897

Specialty Retail — 3.7%
Home Depot, Inc. (The)	9,189	$1,963,598
TJX Cos., Inc. (The)	38,432	2,096,850
Ulta Beauty, Inc.(1)	6,209	2,168,493

		$6,228,941

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	17,520	$3,732,461

		$3,732,461

Textiles, Apparel & Luxury Goods — 2.6%
Lululemon Athletica, Inc.(1)	14,330	$2,738,320
NIKE, Inc., Class B	19,321	1,662,185

		$4,400,505

Trading Companies & Distributors — 1.2%
United Rentals, Inc.(1)	15,867	$2,007,969

		$2,007,969

Total Common Stocks (identified cost $73,493,289)		$169,389,402

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(2)	942,971	$942,971

Total Short-Term Investments (identified cost $942,961)		$942,971

Value
Total Investments — 100.1% (identified cost $74,436,250)	$170,332,373

Other Assets, Less Liabilities — (0.1)%	$(88,169)

Net Assets — 100.0%	$170,244,204

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $40,455.

The Portfolio did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$169,389,402	*	$—	$—	$169,389,402
Short-Term Investments	—		942,971	—	942,971
Total Investments	$169,389,402		$942,971	$—	$170,332,373

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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